SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SCHEDULE OF RECONCILIATION OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The amounts of Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Class A ordinary shares subject to possible redemption at December 31, 2022	$208,932,880
Accretion of carrying value to initial redemption value	2,211,158
Redemption of Class A ordinary shares	(109,309,854)
Class A ordinary shares subject to possible redemption at March 31, 2023	101,834,184
Accretion of carrying value to initial redemption value	2,088,775
Class A ordinary shares subject to possible redemption at June 30, 2023	103,922,959
Accretion of carrying value to initial redemption value	1,842,175
Redemption of Class A ordinary shares	(23,815,121)
Class A ordinary shares subject to possible redemption at September 30, 2023	$81,950,013

The amount of Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds	$199,998,800
Less:
Proceeds allocated to public warrants	(7,482,088)
Class A ordinary shares issuance costs	(9,351,106)
Plus:
Offering costs allocated to public warrants	349,831
Accretion of carrying value to initial redemption value	19,483,345
Class A ordinary shares subject to possible redemption at December 31, 2021	$202,998,782
Accretion of carrying value to initial redemption value	5,934,098
Class A ordinary shares subject to possible redemption at December 31, 2022	$208,932,880

SCHEDULE OF BASIS AND DILUTED NET LOSS PER ORDINARY SHARES

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the three months ended September 30
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$405,406	$273,753	$(156,519)	(45,650)
Denominator:
Basic and diluted weighted average common shares	8,638,340	5,833,083	19,999,880	5,833,083
Basic and diluted net income (loss) per ordinary share	$0.05	$0.05	$(0.01)	$(0.01)

	For the nine months ended September 30
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,563,237	$836,089	$(1,276,064)	(372,171)
Denominator:
Basic and diluted weighted average common shares	10,906,129	5,833,083	19,999,880	5,833,083
Basic and diluted net income (loss) per ordinary share	$0.14	$0.14	$(0.06)	$(0.06)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the year ended December 31, 2022		For the period from March 8, 2021 (inception) to December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(860,883)	$(251,081)	$(62,717)	$(118,978)
Denominator:
Basic and diluted weighted average common shares	19,999,880	5,833,083	2,550,320	4,838,142
Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)	$(0.02)	$(0.02)

Seamless Group Inc [Member]
SCHEDULE OF DEPRECIATION OF EQUIPMENT AND SOFTWARE STRAIGHT LINE METHOD

Depreciation of equipment and software is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%